Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	¥ 21,873,410	$ 3,111,969	¥ 20,970,481
Less: accumulated depreciation	(3,784,379)	(538,410)	(3,564,579)
Property, Plant and Equipment, Net	18,089,031	2,573,559	17,405,902
Less: impairment charges	(3,432,946)	(488,411)	(1,748,022)
Property and equipment, net	14,656,085	2,085,148	15,657,880
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	13,439,066	1,912,000	13,744,221
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	3,747,191	533,120	2,116,562
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	1,485,841	211,393	1,485,841
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	1,276,576	181,621	1,238,050
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	892,658	127,000	912,927
Other equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	¥ 1,032,078	$ 146,835	¥ 1,472,880